GOING CONCERN (Details) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ (78,840,536)	$ (76,846,124)	$ (46,188,151)